AST Large-Cap Value Portfolio Investment Objectives and Goals - AST Large-Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: AST LARGE-CAP VALUE PORTFOLIO
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek current income and long-term growth of income, as well as capital appreciation.